CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and cash equivalents	$ 49,066,462		$ 84,693,825		$ 71,414,598
Other assets	3,281,496		4,276,015
Total assets	607,614,800		622,044,442
Liabilities and Stockholders' Equity
Subordinated debentures	4,000,000		4,000,000
Accrued interest payable	174,480		199,764
Other liabilities	1,667,777		1,463,182
Total liabilities	530,484,907		548,948,812
Stockholders' Equity
Common stock	700,728		700,728
Additional paid-in-capital	55,818,936		55,818,936
Retained earnings	20,412,898		18,268,454
Accumulated other comprehensive income (loss)	197,331	[1]	(1,692,488)	[1]	1,196,111	[1]
Total stockholders' equity	77,129,893		73,095,630		78,256,403
Total liabilities and stockholders' equity	607,614,800		622,044,442
First Clover Leaf Financial Corp.
Assets
Cash and cash equivalents	1,141,653		691,126		823,324
Investment in common stock of subsidiary	79,868,529		75,817,958
Other assets	173,079		680,685
Total assets	81,183,261		77,189,769
Liabilities and Stockholders' Equity
Subordinated debentures	4,000,000		4,000,000
Accrued interest payable	7,424		7,473
Other liabilities	45,944		86,666
Total liabilities	4,053,368		4,094,139
Stockholders' Equity
Common stock	700,728		700,728
Additional paid-in-capital	55,818,936		55,818,936
Retained earnings	20,412,898		18,268,454
Accumulated other comprehensive income (loss)	197,331		(1,692,488)
Total stockholders' equity	77,129,893		73,095,630
Total liabilities and stockholders' equity	$ 81,183,261		$ 77,189,769

[1]	All amounts are net of tax.